Note 1 - The Company and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Segment	Sep. 30, 2013	Mar. 31, 2014 Segment	Mar. 31, 2013	Mar. 31, 2012
Note 1 - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Number of Reportable Segments			2		2
Cash and Cash Equivalents, at Carrying Value	$ 1,395,000	$ 455,000	$ 1,395,000	$ 455,000	$ 1,237,000	$ 788,000	$ 2,674,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			4 years		4 years
Property, Plant and Equipment, Useful Life					3 years
Depreciation, Depletion and Amortization	152,000	173,000	318,000	362,000	695,000	795,000
Finite-Lived Intangible Asset, Useful Life					15 years
Board of Directors Chairman [Member]
Note 1 - The Company and Summary of Significant Accounting Policies (Details) [Line Items]
Long Term Debt Maximum Amount Lender Agreed To Provide Financial Assistance					$ 5,000,000